Performance Management - (Eaton Vance Series Trust II) - (Parametric Tax-Managed Emerging Markets Fund)	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. Effective April 29, 2022, the Fund’s Institutional Class shares were redesignated as Class I shares. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2020	20.11%
Low Quarter	March 31, 2020	-30.05%
The year-to-date total return through the end of the most recent calendar quarter (September 30, 2025) was 23.03%.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Return Before Taxes	4.92%	2.17%	2.70%
Return After Taxes on Distributions	3.46%	0.94%	1.96%
Return After Taxes on Distributions and Sale of Fund Shares	3.32%	1.83%	2.29%
MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)	7.50%	1.70%	3.63%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects net dividends, which reflect the deduction of withholding taxes)
Performance Table Closing [Text Block]
Effective April 29, 2022, the Fund’s Institutional Class shares were redesignated as Class I shares. Investors cannot invest directly in an Index.
Source for MSCI Emerging Markets Index: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com.
Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return through the end of the most recent calendar quarter (September 30, 2025) was 23.03%.
Bar Chart, Year to Date Return	23.03%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	20.11%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(30.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020